RESTRICTED CASH (Narrative) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Restricted cash	$ 618,525	$ 771,434
Held as collateral for its corporate credit cards [Member]
Statements Line Items
Restricted cash	196,273	179,502
Held in trust for offset loan fees
Statements Line Items
Restricted cash	86,330
Held by wholly-owned subsidiaries for ongoing option agreements [Member]
Statements Line Items
Restricted cash	$ 335,922	$ 591,932